Leases (The Group as a lessee) (Leases recognised in profit or loss) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease [abstract]
Interest on lease liabilities		¥ 171,573	¥ 0	¥ 0
Depreciation charge of right-of-use assets	[1]	734,827	¥ 0	¥ 0
Expense relating to short-term leases and other leases with remaining lease terms ended on or before 31 December 2019		231,651
Expense relating to leases of low-value assets		2,488
Total amount recognised in profit or loss		¥ 1,140,539

[1]	Upon the adoption IFRS 16, depreciation of finance lease assets was reclassified from “property, plant and equipment” to “right-of-use assets”, and amortisation of land use rights was reclassified from “land use rights” to “right-of-use assets”.